Other Disclosures - Contingent Assets and Contingent Liabilities (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021 DKK (kr) agreement	Dec. 31, 2020 DKK (kr) agreement	Dec. 31, 2019 DKK (kr)
Janssen
Derivative Financial Instruments
Reduction In Royalty Revenue	kr 501	kr 421	kr 80
Executive Management
Derivative Financial Instruments
Employee notice period	1 year
Total impact on financial position on termination of services	kr 145	105
Employees
Derivative Financial Instruments
Total impact on financial position on termination of services	kr 55	kr 57
Service agreements | agreement	17	18